UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

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                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2007

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                                   [GRAPHIC]

                                     [LOGO]

                               UNITED ASSOCIATION
                               S&P 500 INDEX FUND

TABLE OF CONTENTS

Top 10 Holdings .........................................................     1
Schedule of Investments .................................................     2
Statement of Assets and Liabilities .....................................    10
Statement of Operations .................................................    11
Statement of Changes in Net Assets ......................................    12
Financial Highlights ....................................................    13
Notes to Financial Statements ...........................................    14
Disclosure of Fund Expenses .............................................    18
Approval of Investment Advisory Agreements ..............................    19
Notice to Shareholders ..................................................    21

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

FUND OVERVIEW
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP 10 HOLDINGS* (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Exxon Mobil                   3.3%       Bank of America                    1.7%
General Electric              2.8%       Proctor & Gamble                   1.5%
Citigroup                     1.9%       Pfizer                             1.4%
Microsoft                     1.9%       Johnson & Johnson                  1.4%
AT&T                          1.8%       American International Group       1.3%

--------------------------------------------------------------------------------

* Excludes Cash Equivalent securities.

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of semi-annual period end and may not be representative of the Fund's current or future investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APRIL 30, 2007 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+

   [THE FOLLOWING TABLE WAS REPRESENTED BY BAR CHART IN THE PRINTED MATERIAL.]

Financials                                           19.3%
Consumer Discretionary                               17.9%
Information Technology                               12.1%
Utilities                                            11.3%
Healthcare                                            9.6%
Industrials                                           9.2%
Consumer Staples                                      8.9%
Energy                                                4.7%
Materials                                             4.2%
Telecommunication Services                            2.8%

+ Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
Description                                             Shares        Value
--------------------------------------------------------------------------------
COMMON STOCK (96.5%)

--------------------------------------------------------------------------------
   AEROSPACE & DEFENSE (2.0%)
--------------------------------------------------------------------------------
   Boeing                                               16,301       $1,515,993
   General Dynamics                                      8,380          657,830
   Goodrich                                              2,589          147,159
   Lockheed Martin                                       7,329          704,610
   Northrop Grumman                                      7,234          532,712
   Raytheon                                              9,215          493,371
   Rockwell Collins                                      3,474          228,138
   United Technologies                                  20,566        1,380,595
                                                                     ----------

                                                                      5,660,408
                                                                     ----------

--------------------------------------------------------------------------------
   AIR TRANSPORTATION (0.7%)
--------------------------------------------------------------------------------
   FedEx                                                 6,343          668,806
   Honeywell International                              16,521          895,108
   Southwest Airlines                                   16,284          233,675
   Textron                                               2,587          263,020
                                                                     ----------

                                                                      2,060,609
                                                                     ----------

--------------------------------------------------------------------------------
   APPAREL / TEXTILES (0.5%)
--------------------------------------------------------------------------------
   Cintas                                                2,789          104,504
   Coach*                                                7,645          373,305
   Jones Apparel Group                                   2,253           75,228
   Liz Claiborne                                         2,137           95,567
   Nike, Cl B                                            7,806          420,431
   Polo Ralph Lauren                                     1,266          116,611
   VF                                                    1,860          163,327
                                                                     ----------

                                                                      1,348,973
                                                                     ----------

--------------------------------------------------------------------------------
Description                                             Shares        Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   AUTOMOTIVE (0.6%)
--------------------------------------------------------------------------------
   Ford Motor                                           39,087       $  314,259
   General Motors                                       11,682          364,829
   Genuine Parts                                         3,521          173,973
   Goodyear Tire & Rubber*                               3,723          123,827
   ITT                                                   3,774          240,819
   Paccar                                                5,127          430,565
                                                                     ----------

                                                                      1,648,272
                                                                     ----------

--------------------------------------------------------------------------------
   BANKS (7.7%)
--------------------------------------------------------------------------------
   Bank of America                                      92,367        4,701,480
   Bank of New York                                     15,615          632,095
   BB&T                                                 11,194          465,894
   Comerica                                              3,246          200,960
   Compass Bancshares                                    2,692          183,541
   Fifth Third Bancorp                                  11,488          466,298
   First Horizon National                                2,588          101,475
   Hudson City Bancorp                                  10,269          136,783
   Huntington Bancshares                                 4,856          107,706
   JPMorgan Chase                                       71,736        3,737,446
   Keycorp                                               8,206          292,790
   M&T Bank                                              1,583          176,251
   Marshall & Ilsley                                     5,281          253,594
   Mellon Financial                                      8,591          368,812
   National City (D)                                    12,237          447,262
   Northern Trust                                        3,895          245,190
   PNC Financial Services Group                          7,149          529,741
   Regions Financial                                    15,113          530,315
   Sovereign Bancorp                                     7,458          181,006
   State Street                                          6,895          474,859
   SunTrust Banks                                        7,337          619,390
   Synovus Financial                                     6,745          212,872
   US Bancorp                                           36,581        1,256,557
   Wachovia                                             39,360        2,186,054
   Washington Mutual                                    18,361          770,795
   Wells Fargo                                          69,779        2,504,368
   Zions Bancorporation                                  2,272          185,850
                                                                     ----------

                                                                     21,969,384
                                                                     ----------

--------------------------------------------------------------------------------

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UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

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Description                                           Shares          Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   BEAUTY PRODUCTS (2.2%)
--------------------------------------------------------------------------------
   Avon Products                                         9,084      $   361,543
   Colgate-Palmolive                                    10,604          718,315
   Estee Lauder, Cl A                                    2,401          123,460
   International Flavors & Fragrances                    1,594           77,580
   Kimberly-Clark                                        9,427          670,920
   Procter & Gamble                                     65,169        4,191,018
                                                                    -----------

                                                                      6,142,836
                                                                    -----------

--------------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING (2.4%)
--------------------------------------------------------------------------------
   CBS, Cl B                                            15,243          484,270
   Clear Channel Communications                         10,248          363,087
   Comcast, Cl A*                                       64,233        1,712,452
   DIRECTV Group*                                       15,999          381,416
   IAC/InterActiveCorp*                                  4,485          170,968
   Interpublic Group*                                    9,680          122,742
   News, Cl A*                                          48,457        1,084,952
   Omnicom Group                                         3,451          361,354
   Time Warner                                          78,804        1,625,727
   Viacom, Cl B*                                        14,288          589,380
                                                                    -----------

                                                                      6,896,348
                                                                    -----------

--------------------------------------------------------------------------------
   BUILDING & CONSTRUCTION (0.4%)
--------------------------------------------------------------------------------
   American Standard                                     3,608          198,656
   Centex                                                2,467          110,448
   DR Horton                                             5,639          125,073
   KB Home                                               1,605           70,797
   Lennar, Cl A                                          2,849          121,681
   Masco                                                 8,055          219,177
   Pulte Homes                                           4,389          118,064
   Vulcan Materials                                      1,962          242,640
                                                                    -----------

                                                                      1,206,536
                                                                    -----------

--------------------------------------------------------------------------------
   BUSINESS SERVICES (1.6%)
--------------------------------------------------------------------------------
   Automatic Data Processing                            11,365          508,697
   Convergys*                                            2,815           71,107
   eBay*                                                23,467          796,470
   First Data                                           15,552          503,885
   Fiserv*                                               3,539          188,168
   Fluor                                                 1,816          173,646
   H&R Block                                             6,657          150,515
   Monster Worldwide*                                    2,654          111,601

--------------------------------------------------------------------------------
Description                                           Shares          Value
--------------------------------------------------------------------------------
   Paychex                                               7,005      $   259,885
   Robert Half International                             3,469          115,518
   United Parcel Service, Cl B                          22,026        1,551,291
                                                                    -----------

                                                                      4,430,783
                                                                    -----------

--------------------------------------------------------------------------------
   CHEMICALS (1.3%)
--------------------------------------------------------------------------------
   Air Products & Chemicals                              4,470          341,955
   Dow Chemical                                         19,810          883,724
   Eastman Chemical                                      1,727          116,918
   Ecolab                                                3,644          156,655
   EI Du Pont de Nemours                                19,086          938,459
   Hercules*                                             2,404           45,291
   Monsanto                                             11,225          662,163
   PPG Industries                                        3,377          248,480
   Rohm & Haas                                           2,940          150,440
   Sigma-Aldrich                                         2,695          113,405
                                                                    -----------

                                                                      3,657,490
                                                                    -----------

--------------------------------------------------------------------------------
   COMPUTERS & SERVICES (5.8%)
--------------------------------------------------------------------------------
   Affiliated Computer Services, Cl A*                   2,021          121,078
   Apple*                                               17,800        1,776,440
   Autodesk*                                             4,785          197,477
   CA                                                    8,495          231,574
   Cisco Systems*                                      124,746        3,335,708
   Cognizant Technology Solutions, Cl A*                 2,947          263,462
   Computer Sciences*                                    3,577          198,667
   Dell*                                                46,916        1,182,752
   Electronic Data Systems                              10,625          310,675
   EMC Corp*                                            43,539          660,922
   Hewlett-Packard                                      55,277        2,329,373
   International Business Machines                      31,094        3,178,118
   Juniper Networks*                                    11,756          262,864
   Lexmark International, Cl A*                          2,001          109,054
   NCR*                                                  3,697          186,329
   Network Appliance*                                    7,639          284,247
   SanDisk*                                              4,696          204,041
   Sun Microsystems*                                    74,367          388,196
   Terex*                                                2,119          164,964
   Unisys*                                               7,041           55,201
   Varian Medical Systems*                               2,638          111,350
   VeriSign*                                             5,009          136,996
   Yahoo!*                                              25,215          707,029
                                                                    -----------

                                                                     16,396,517
                                                                    -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APRIL 30, 2007 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

--------------------------------------------------------------------------------
Description                                             Shares          Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CONTAINERS & PACKAGING (0.1%)
--------------------------------------------------------------------------------
   Ball                                                  2,129      $   107,919
   Bemis                                                 2,142           71,157
   Pactiv*                                               2,719           94,023
   Sealed Air                                            3,294          108,373
                                                                    -----------

                                                                        381,472
                                                                    -----------

--------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING (3.6%)
--------------------------------------------------------------------------------
   Cooper Industries, Cl A                               3,769          187,545
   Eaton                                                 3,019          269,325
   General Electric                                    212,379        7,828,290
   Illinois Tool Works                                   8,541          438,239
   Ingersoll-Rand, Cl A                                  6,357          283,840
   Tyco International                                   40,836        1,332,479
                                                                    -----------

                                                                     10,339,718
                                                                    -----------

--------------------------------------------------------------------------------
   EDUCATION (0.0%) (E)
--------------------------------------------------------------------------------
   Apollo Group, Cl A*                                   2,860          135,278
                                                                    -----------

--------------------------------------------------------------------------------
   ELECTRICAL SERVICES (3.8%)
--------------------------------------------------------------------------------
   AES*                                                 13,718          301,659
   Allegheny Energy*                                     3,377          180,534
   Ameren                                                4,267          224,316
   American Electric Power                               8,193          411,453
   Centerpoint Energy                                    6,611          124,485
   CMS Energy*                                           4,545           84,173
   Consolidated Edison                                   5,321          272,755
   Constellation Energy Group                            3,732          332,596
   Dominion Resources                                    7,207          657,278
   DTE Energy                                            3,636          183,945
   Duke Energy                                          25,963          532,761
   Edison International                                  6,729          352,263
   Emerson Electric                                     16,479          774,348
   Entergy                                               4,096          463,421
   Exelon                                               13,841        1,043,750
   FirstEnergy                                           6,593          451,225
   FPL Group                                             8,377          539,228
   Integrys Energy Group                                 1,552           87,067
   NiSource                                              5,656          139,081
   PG&E                                                  7,245          366,597
   Pinnacle West Capital                                 2,040           98,512
   PPL                                                   7,953          346,830
   Progress Energy                                       5,310          268,421
   Progress Energy (CVO)* (A)                            7,250               --
   Public Service Enterprise Group                       5,221          451,356

--------------------------------------------------------------------------------
Description                                             Shares         Value
--------------------------------------------------------------------------------
   Sempra Energy                                         5,430      $   344,696
   Southern                                             15,461          584,271
   Spectra Energy*                                      12,967          338,439
   TECO Energy                                           4,275           76,736
   TXU                                                   9,485          622,026
   Xcel Energy                                           8,421          202,862
                                                                    -----------

                                                                     10,857,084
                                                                    -----------

--------------------------------------------------------------------------------
   ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (0.3%)
--------------------------------------------------------------------------------
   Jabil Circuit                                         3,774           87,934
   L-3 Communications Holdings                           2,572          231,300
   Molex                                                 2,897           86,562
   Parker Hannifin                                       2,391          220,307
   Sanmina-SCI*                                         10,887           37,560
   Solectron*                                           18,687           62,602
                                                                    -----------

                                                                        726,265
                                                                    -----------

--------------------------------------------------------------------------------
   ENTERTAINMENT (1.0%)
--------------------------------------------------------------------------------
   Brunswick                                             1,876           61,458
   Carnival                                              9,137          446,708
   Harrah's Entertainment                                3,850          328,405
   Hasbro                                                3,322          105,008
   International Game Technology                         6,986          266,446
   Mattel                                                8,120          229,796
   Walt Disney                                          42,265        1,478,430
                                                                    -----------

                                                                      2,916,251
                                                                    -----------

--------------------------------------------------------------------------------
   ENVIRONMENTAL SERVICES (0.2%)
--------------------------------------------------------------------------------
   Allied Waste Industries*                              5,188           69,364
   Waste Management                                     11,010          411,884
                                                                    -----------

                                                                        481,248
                                                                    -----------

--------------------------------------------------------------------------------
   FINANCIAL SERVICES (7.3%)
--------------------------------------------------------------------------------
   American Express                                     24,617        1,493,513
   Ameriprise Financial                                  4,944          294,020
   Bear Stearns                                          2,474          385,202
   Broadridge Financial Solutions*                       2,841           56,939
   Capital One Financial                                 8,480          629,725
   Charles Schwab                                       21,212          405,573
   Chicago Mercantile Exchange
     Holdings, Cl A                                        720          372,060
   CIT Group                                             3,996          238,361
   Citigroup                                           101,252        5,429,132
   Commerce Bancorp                                      3,832          128,142

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                             Shares         Value
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- CONTINUED
   Countrywide Financial                                12,182      $   451,709
   E*Trade Financial*                                    8,822          194,790
   Equifax                                               2,557          101,769
   Fannie Mae*                                          19,990        1,177,811
   Federated Investors, Cl B                             1,846           70,443
   Franklin Resources                                    3,458          454,070
   Freddie Mac                                          14,313          927,196
   Goldman Sachs Group                                   8,496        1,857,310
   Janus Capital Group                                   3,919           98,053
   Legg Mason                                            2,716          269,400
   Lehman Brothers Holdings                             10,865          817,917
   Merrill Lynch                                        18,264        1,647,961
   Moody's                                               4,832          319,492
   Morgan Stanley                                       21,987        1,847,128
   SLM                                                   8,478          456,371
   T Rowe Price Group                                    5,479          272,197
   Western Union*                                       15,943          335,600
                                                                    -----------

                                                                     20,731,884
                                                                    -----------

--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO (5.2%)
--------------------------------------------------------------------------------
   Altria Group                                         43,343        2,987,200
   Anheuser-Busch                                       15,756          775,038
   Archer-Daniels-Midland                               13,481          521,715
   Brown-Forman, Cl B                                    1,609          102,863
   Campbell Soup                                         4,511          176,380
   Coca-Cola                                            41,602        2,171,208
   Coca-Cola Enterprises                                 5,748          126,111
   ConAgra Foods                                        10,411          255,902
   Constellation Brands, Cl A*                           4,293           96,206
   Dean Foods*                                           2,663           97,013
   General Mills                                         7,128          426,967
   Hershey                                               3,553          195,273
   HJ Heinz                                              6,732          317,145
   Kellogg                                               5,178          273,968
   Kraft Foods, Cl A                                    33,853        1,133,060
   McCormick                                             2,685           99,667
   Molson Coors Brewing, Cl B                              969           91,357
   Pepsi Bottling Group                                  2,715           89,079
   PepsiCo                                              33,825        2,235,494
   Reynolds American                                     3,541          227,545
   Safeway                                               9,098          330,257
   Sara Lee                                             15,149          248,595
   Starbucks*                                           15,510          481,120
   SUPERVALU                                             4,292          197,003
   SYSCO                                                12,743          417,206
   Tyson Foods, Cl A                                     5,148          107,902
   UST                                                   3,317          188,008

--------------------------------------------------------------------------------
Description                                             Shares         Value
--------------------------------------------------------------------------------
   Whole Foods Market                                    2,921      $   136,674
   Wm. Wrigley Jr.                                       4,485          264,077
                                                                    -----------

                                                                     14,770,033
                                                                    -----------

--------------------------------------------------------------------------------
   GAS / NATURAL GAS (0.7%)
--------------------------------------------------------------------------------
   Dynegy, Cl A*                                         7,735           72,786
   El Paso                                              14,413          216,195
   KeySpan                                               3,626          150,153
   Kinder Morgan                                         2,217          236,243
   Nicor                                                   926           47,448
   Peabody Energy                                        5,467          262,307
   Praxair                                               6,598          425,901
   Questar                                               1,775          172,406
   Williams                                             12,348          364,266
                                                                    -----------

                                                                      1,947,705
                                                                    -----------

--------------------------------------------------------------------------------
   HOTELS & LODGING (0.4%)
--------------------------------------------------------------------------------
   Hilton Hotels                                         8,033          273,122
   Marriott International, Cl A                          6,811          307,925
   Starwood Hotels & Resorts Worldwide                   4,437          297,368
   Wyndham Worldwide*                                    3,901          134,975
                                                                    -----------

                                                                      1,013,390
                                                                    -----------

--------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS (0.5%)
--------------------------------------------------------------------------------
   Black & Decker                                        1,355          122,925
   Clorox                                                3,102          208,082
   Fortune Brands                                        3,149          252,235
   Harman International Industries                       1,353          164,917
   Leggett & Platt                                       3,657           86,013
   Newell Rubbermaid                                     5,733          175,831
   Stanley Works                                         1,710           99,659
   Whirlpool                                             1,625          172,299
                                                                    -----------

                                                                      1,281,961
                                                                    -----------

--------------------------------------------------------------------------------
   INFORMATION SERVICES (0.7%)
--------------------------------------------------------------------------------
   Google, Cl A*                                         4,496        2,119,324
                                                                    -----------

--------------------------------------------------------------------------------
   INSURANCE (5.1%)
--------------------------------------------------------------------------------
   ACE                                                   6,748          401,236
   Aetna                                                10,666          500,022
   Aflac                                                10,159          521,563
   Allstate                                             12,769          795,764

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APRIL 30, 2007 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

--------------------------------------------------------------------------------
Description                                             Shares         Value
--------------------------------------------------------------------------------

   INSURANCE -- CONTINUED

   AMBAC Financial Group                                 2,114      $   194,065
   American International Group                         53,731        3,756,334
   AON                                                   6,162          238,777
   Assurant                                              2,071          119,145
   Chubb                                                 8,411          452,764
   Cigna                                                 2,013          313,203
   Cincinnati Financial                                  3,540          160,150
   Genworth Financial, Cl A                              9,104          332,205
   Hartford Financial Services Group                     6,614          669,337
   Humana*                                               3,443          217,735
   Lincoln National                                      5,717          406,765
   Loews                                                 9,337          441,827
   Marsh & McLennan                                     11,417          362,604
   MBIA                                                  2,783          193,585
   Metlife                                              15,534        1,020,584
   MGIC Investment                                       1,696          104,491
   Principal Financial Group                             5,512          349,957
   Progressive                                          15,376          354,724
   Prudential Financial                                  9,686          920,170
   Safeco                                                2,180          145,493
   Torchmark                                             2,004          136,873
   Travelers                                            13,953          754,857
   Unum Group                                            7,077          176,076
   XL Capital Ltd., Cl A                                 3,739          291,567
                                                                    -----------

                                                                     14,331,873
                                                                    -----------

--------------------------------------------------------------------------------
   LEASING & RENTING (0.0%) (E)
--------------------------------------------------------------------------------
   Ryder System                                          1,241           65,326
                                                                    -----------

--------------------------------------------------------------------------------
   MACHINERY (0.8%)
--------------------------------------------------------------------------------
   Caterpillar                                          13,338          968,606
   Cummins                                               2,144          197,591
   Deere                                                 4,685          512,539
   Dover                                                 4,228          203,451
   Pall                                                  2,540          106,553
   Rockwell Automation                                   3,422          203,746
                                                                    -----------

                                                                      2,192,486
                                                                    -----------

--------------------------------------------------------------------------------
   MEASURING DEVICES (0.8%)
--------------------------------------------------------------------------------
   Agilent Technologies*                                 8,351          287,024
   Applera Corp - Applied Biosystems Group               3,743          116,931
   Danaher                                               4,916          349,970
   Johnson Controls                                      4,058          415,255
   Kla-Tencor                                            4,125          229,144

--------------------------------------------------------------------------------
Description                                             Shares         Value
--------------------------------------------------------------------------------
   Millipore*                                            1,114      $    82,247
   PerkinElmer                                           2,513           60,815
   Snap-On                                               1,193           65,018
   Tektronix                                             1,685           49,522
   Teradyne*                                             3,878           67,671
   Thermo Fisher Scientific*                             8,675          451,620
   Waters*                                               2,074          123,258
                                                                    -----------

                                                                      2,298,475
                                                                    -----------

--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES (5.9%)
--------------------------------------------------------------------------------
   Allergan                                              3,176          384,931
   AmerisourceBergen                                     3,925          196,211
   Amgen*                                               24,112        1,546,544
   Bausch & Lomb*                                        1,099           64,654
   Baxter International                                 13,421          760,031
   Becton Dickinson                                      5,040          396,598
   Biogen Idec*                                          7,072          333,869
   Biomet                                                5,058          218,506
   Boston Scientific*                                   24,459          377,647
   C.R. Bard                                             2,133          177,316
   Cardinal Health                                       8,276          578,906
   Coventry Health Care*                                 3,294          190,492
   Express Scripts*                                      2,801          267,636
   Gilead Sciences*                                      9,597          784,267
   Hospira*                                              3,221          130,612
   IMS Health                                            4,055          118,933
   Johnson & Johnson                                    59,772        3,838,558
   Laboratory Corp of America Holdings                   2,528          199,560
   Manor Care                                            1,511           98,049
   McKesson                                              6,101          358,922
   Medco Health Solutions                                5,949          464,141
   Medtronic                                            23,783        1,258,834
   Patterson*                                            2,839          102,374
   Quest Diagnostics                                     3,268          159,772
   St. Jude Medical*                                     7,110          304,237
   Stryker*                                              6,158          399,900
   Tenet Healthcare*                                     9,630           71,455
   UnitedHealth Group                                   27,971        1,484,141
   WellPoint*                                           12,649          998,892
   Zimmer Holdings*                                      4,898          443,171
                                                                    -----------

                                                                     16,709,159
                                                                    -----------

--------------------------------------------------------------------------------
   METAL / MINING OTHER (0.9%)
--------------------------------------------------------------------------------
   Alcoa                                                17,959          637,365
   Allegheny Technologies                                2,106          230,775
   Freeport-McMoRan Copper & Gold                        7,732          519,281

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

--------------------------------------------------------------------------------
Description                                             Shares         Value
--------------------------------------------------------------------------------

   METAL / MINING OTHER -- CONTINUED
   Newmont Mining                                        9,314      $   388,394
   Nucor                                                 6,219          394,658
   United States Steel                                   2,447          248,468
                                                                    -----------

                                                                      2,418,941
                                                                    -----------

--------------------------------------------------------------------------------
   MOTORCYCLES, BICYCLES & PARTS (0.1%)
--------------------------------------------------------------------------------
   Harley-Davidson                                       5,319          336,799
                                                                    -----------

--------------------------------------------------------------------------------
   OFFICE EQUIPMENT & SUPPLIES (0.8%)
--------------------------------------------------------------------------------
   3M                                                   15,157        1,254,545
   Avery Dennison                                        1,892          117,682
   Fidelity National Information Services                3,362          169,882
   Pitney Bowes                                          4,534          217,632
   Xerox*                                               19,599          362,582
                                                                    -----------

                                                                      2,122,323
                                                                    -----------

--------------------------------------------------------------------------------
   PAPER & PAPER PRODUCTS (0.3%)
--------------------------------------------------------------------------------
   International Paper                                   9,347          352,569
   MeadWestvaco                                          3,768          125,700
   Temple-Inland                                         2,186          129,499
   Weyerhaeuser                                          4,362          345,558
                                                                    -----------

                                                                        953,326
                                                                    -----------

--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS (9.3%)
--------------------------------------------------------------------------------
   Anadarko Petroleum                                    9,564          446,256
   Apache                                                6,835          495,538
   Ashland                                               1,168           70,022
   Baker Hughes                                          6,614          531,699
   BJ Services                                           6,056          173,565
   Chesapeake Energy                                     8,498          286,808
   Chevron                                              44,565        3,466,711
   ConocoPhillips                                       33,956        2,354,849
   Consol Energy                                         3,770          157,850
   Devon Energy                                          9,180          668,947
   ENSCO International                                   3,103          174,947
   EOG Resources                                         5,039          370,064
   Exxon Mobil                                         117,587        9,334,056
   Halliburton                                          18,905          600,612
   Hess                                                  5,580          316,665
   Marathon Oil                                          7,143          725,372
   Murphy Oil                                            3,875          214,830
   Nabors Industries Ltd.*                               5,752          184,754

--------------------------------------------------------------------------------
Description                                             Shares         Value
--------------------------------------------------------------------------------
   National Oilwell Varco*                               3,631      $   308,090
   Noble                                                 2,770          233,262
   Occidental Petroleum                                 17,309          877,566
   Rowan                                                 2,257           82,696
   Schlumberger                                         24,341        1,797,096
   Smith International                                   4,118          215,948
   Sunoco                                                2,516          190,033
   Transocean*                                           6,051          521,596
   Valero Energy                                        12,477          876,260
   Weatherford International*                            6,984          366,590
   XTO Energy                                            7,600          412,452
                                                                    -----------

                                                                     26,455,134
                                                                    -----------

--------------------------------------------------------------------------------
   PHARMACEUTICALS (5.2%)
--------------------------------------------------------------------------------
   Abbott Laboratories                                  31,869        1,804,423
   Barr Pharmaceuticals*                                 2,174          105,134
   Bristol-Myers Squibb                                 41,709        1,203,722
   Celgene*                                              7,798          476,926
   Eli Lilly                                            20,377        1,204,892
   Forest Laboratories*                                  6,565          349,324
   Genzyme*                                              5,441          355,352
   King Pharmaceuticals*                                 4,968          101,595
   Medimmune*                                            4,888          277,052
   Merck                                                44,745        2,301,683
   Mylan Laboratories                                    5,055          110,856
   Pfizer                                              146,367        3,872,871
   Schering-Plough                                      30,727          974,968
   Watson Pharmaceuticals*                               2,094           57,166
   Wyeth                                                27,803        1,543,066
                                                                    -----------

                                                                     14,739,030
                                                                    -----------

--------------------------------------------------------------------------------
   PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.1%)
--------------------------------------------------------------------------------

   Eastman Kodak                                         5,938          147,916
                                                                    -----------

--------------------------------------------------------------------------------
   PRINTING & PUBLISHING (0.5%)
--------------------------------------------------------------------------------
   Dow Jones                                             1,330           48,319
   EW Scripps, Cl A                                      1,703           73,740
   Gannett                                               4,850          276,741
   McGraw-Hill                                           7,331          480,400
   Meredith                                                791           45,815
   New York Times, Cl A                                  2,938           68,749
   RR Donnelley & Sons                                   4,511          181,342
   Tribune                                               3,671          120,409
                                                                    -----------

                                                                      1,295,515
                                                                    -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APRIL 30, 2007 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

--------------------------------------------------------------------------------
Description                                             Shares         Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   RAILROADS (0.7%)
--------------------------------------------------------------------------------
   Burlington Northern Santa Fe                          7,414      $   649,021
   CSX                                                   9,021          389,437
   Norfolk Southern                                      8,199          436,515
   Union Pacific                                         5,592          638,886
                                                                    -----------

                                                                      2,113,859
                                                                    -----------

--------------------------------------------------------------------------------
   REAL ESTATE (0.0%) (E)
--------------------------------------------------------------------------------
   CB Richard Ellis Group, Cl A*                         3,858          130,593
                                                                    ------------

--------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUSTS (1.2%)
--------------------------------------------------------------------------------
   Apartment Investment & Management, Cl A               2,015          111,429
   Archstone-Smith Trust                                 4,552          237,205
   AvalonBay Communities                                 1,639          200,384
   Boston Properties                                     2,457          288,845
   Developers Diversified Realty                         2,617          170,367
   Equity Residential                                    6,072          281,923
   Host Hotels & Resorts                                10,765          276,015
   Kimco Realty                                          4,669          224,439
   Plum Creek Timber                                     3,662          145,381
   Prologis                                              5,292          342,922
   Public Storage                                        2,534          236,473
   Simon Property Group                                  4,576          527,521
   Vornado Realty Trust                                  2,693          319,470
                                                                    -----------

                                                                      3,362,374
                                                                    -----------

--------------------------------------------------------------------------------
   RETAIL (5.7%)
--------------------------------------------------------------------------------
   Abercrombie & Fitch, Cl A                             1,820          148,621
   Amazon.Com*                                           6,423          393,923
   AutoNation*                                           3,056           62,465
   Autozone*                                             1,034          137,563
   Bed Bath & Beyond*                                    5,853          238,451
   Best Buy                                              8,361          390,041
   Big Lots*                                             2,237           72,031
   Circuit City Stores                                   2,899           50,588
   Costco Wholesale                                      9,364          501,629
   CVS/Caremark                                         31,811        1,152,831
   Darden Restaurants                                    3,000          124,440
   Dillard's, Cl A                                       1,244           43,080
   Dollar General                                        6,444          137,579
   Family Dollar Stores                                  3,098           98,640
   Federated Department Stores                           9,493          416,933
   Gap                                                  10,882          195,332
   Home Depot                                           42,150        1,596,220
   JC Penney                                             4,647          367,531

--------------------------------------------------------------------------------

Description                                             Shares        Value
--------------------------------------------------------------------------------
   Kohl's*                                               6,754      $   500,066
   Kroger                                               14,659          432,587
   Lowe's                                               31,450          961,112
   Ltd Brands                                            7,064          194,754
   McDonald's                                           24,856        1,200,048
   Nordstrom                                             4,725          259,497
   Office Depot*                                         5,689          191,264
   OfficeMax                                             1,522           74,913
   RadioShack                                            2,775           80,669
   Sears Holdings*                                       1,716          327,602
   Sherwin-Williams                                      2,287          145,842
   Staples                                              14,766          366,197
   Target                                               17,739        1,053,164
   Tiffany                                               2,766          131,911
   TJX                                                   9,399          262,138
   Wal-Mart Stores                                      50,789        2,433,809
   Walgreen                                             20,670          907,413
   Wendy's International                                 1,953           73,628
   Yum! Brands                                           5,445          336,828
                                                                    -----------

                                                                     16,061,340
                                                                    -----------

--------------------------------------------------------------------------------
   SEMI-CONDUCTORS / INSTRUMENTS (2.3%)
--------------------------------------------------------------------------------
   Advanced Micro Devices*                              11,461          158,391
   Altera                                                7,394          166,661
   Analog Devices                                        6,892          266,169
   Applied Materials                                    28,850          554,497
   Broadcom, Cl A*                                       9,739          317,004
   Intel                                               119,107        2,560,800
   JDS Uniphase*                                         4,313           71,078
   Linear Technology                                     6,181          231,293
   LSI Logic*                                           15,843          134,666
   Maxim Integrated Products                             6,623          210,082
   Micron Technology                                    15,589          178,806
   National Semiconductor                                5,896          155,065
   Novellus Systems*                                     2,597           84,065
   Nvidia*                                               7,343          241,511
   PMC - Sierra*                                         4,346           33,595
   QLogic*                                               3,221           57,591
   Texas Instruments                                    29,811        1,024,604
   Xilinx                                                6,870          202,528
                                                                    -----------

                                                                      6,648,406
                                                                    -----------

--------------------------------------------------------------------------------
   SOFTWARE (3.0%)
--------------------------------------------------------------------------------
   Adobe Systems*                                       12,153          505,079
   BMC Software*                                         4,191          135,663
   Citrix Systems*                                       3,690          120,294
   Compuware*                                            6,619           65,329

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONCLUDED

--------------------------------------------------------------------------------
Description                                             Shares        Value
--------------------------------------------------------------------------------
   SOFTWARE -- CONTINUED

   Electronic Arts*                                      6,403     $    322,775
   Intuit*                                               7,075          201,284
   Microsoft                                           177,973        5,328,512
   Novell*                                               6,927           50,567
   Oracle*                                              82,412        1,549,345
   Symantec*                                            19,167          337,339
                                                                   ------------

                                                                      8,616,187
                                                                   ------------

--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS (4.7%)
--------------------------------------------------------------------------------
   ADC Telecommunications*                               2,428           44,675
   Alltel                                                7,440          466,413
   AT&T                                                128,961        4,993,370
   Avaya*                                                9,279          119,885
   CenturyTel                                            2,300          105,915
   Ciena*                                                1,749           51,001
   Citizens Communications                               6,996          108,928
   Corning*                                             32,419          768,979
   Embarq                                                3,109          186,664
   Motorola                                             49,396          856,033
   Qualcomm                                             34,212        1,498,485
   Qwest Communications International*                  32,395          287,668
   Sprint Nextel                                        59,946        1,200,718
   Tellabs*                                              9,027           95,867
   Verizon Communications                               60,098        2,294,542
   Windstream                                            9,846          143,948
                                                                   ------------

                                                                     13,223,091
                                                                   ------------

--------------------------------------------------------------------------------
   TRANSPORTATION (0.1%)
--------------------------------------------------------------------------------
   CH Robinson Worldwide                                 3,559          190,264
                                                                   ------------

--------------------------------------------------------------------------------
   WHOLESALE (0.0%) (E)
--------------------------------------------------------------------------------
   W.W. Grainger                                         1,494          123,434
                                                                   ------------

TOTAL COMMON STOCK
   (Cost $254,481,888)                                              273,655,620
                                                                   ------------

EXCHANGE TRADED FUNDS (1.4%)
   i-Shares S&P 500 Index Fund                          16,200        2,405,376
   SPDR Trust Series 1                                   9,500        1,408,755
                                                                   ------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $3,545,216)                                                  3,814,131
                                                                   ------------

--------------------------------------------------------------------------------
Description                                             Shares        Value
--------------------------------------------------------------------------------
RIGHTS (0.0%)
   Seagate* (A)(B)
      (Cost $0)                                         15,971     $         --
                                                                   ------------

CASH EQUIVALENT (1.9%)
   Goldman Financial Prime Obligation
      Money Market Fund, 5.330% (C)
      (Cost $5,440,976)                              5,440,976        5,440,976
                                                                   ------------
TOTAL INVESTMENTS (99.8%)
     (Cost $263,468,080)                                           $282,910,727
                                                                   ============

NET ASSETS:

PERCENTAGES ARE BASED ON NET ASSETS OF $283,544,317.

* NON-INCOME PRODUCING SECURITY

(A)   SECURITY CONSIDERED ILLIQUID.

(B) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.

(C)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2007.

(D) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTENT THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX.

(E) THE TOTAL MARKET VALUE OF THIS CATEGORY ROUNDS TO LESS THAN 0.1% OF NET ASSETS.

CL -- CLASS

CVO -- CONTINGENT VALUE OBLIGATION

LTD. -- LIMITED

SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPTS

A summary of open long S&P 500 Index futures contracts held by the Fund as of April 30, 2007, is as follows:

   NUMBER OF          CONTRACT                               UNREALIZED
   CONTRACTS           VALUE           EXPIRATION           APPRECIATION
---------------   ---------------   ----------------   ----------------------
       15            $5,581,500         June 2007             $133,165

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
AS OF APRIL 30, 2007 (UNAUDITED)

                                                                                        UNITED
                                                                                     ASSOCIATION
                                                                                    S&P 500 INDEX
                                                                                         FUND
--------------------------------------------------------------------------------------------------
Assets
   Investments at Value (Cost $263,124,461) ....................................    $ 282,463,465
   Affiliated Investment at Value (Cost $343,619) ..............................          447,262
   Cash Held as Collateral on Open Futures .....................................          210,000
   Receivable for Capital Shares Sold ..........................................          309,368
   Dividends and Interest Receivable ...........................................          242,311
   Other Assets ................................................................           37,475
--------------------------------------------------------------------------------------------------
   Total Assets ................................................................      283,709,881
--------------------------------------------------------------------------------------------------
Liabilities
   Payable for Capital Shares Redeemed .........................................           34,599
   Variation Margin Payable ....................................................           51,000
   Payable due to Investment Advisor ...........................................           21,710
   Payable due to Administrator ................................................            4,570
   Payable due to Trustee ......................................................            2,017
   Chief Compliance Officer Fees Payable .......................................            2,462
   Other Accrued Expenses ......................................................           49,206
--------------------------------------------------------------------------------------------------
   Total Liabilities ...........................................................          165,564
--------------------------------------------------------------------------------------------------
   Net Assets ..................................................................    $ 283,544,317
==================================================================================================
Net Assets Consist of:
   Paid-in-Capital .............................................................      374,961,369
   Undistributed Net Investment Income .........................................          198,926
   Accumulated Net Realized Loss on Investments and Future Contracts ...........     (111,191,790)
   Net Unrealized Appreciation on Investments ..................................       19,442,647
   Net Unrealized Appreciation on Future Contracts .............................          133,165
--------------------------------------------------------------------------------------------------
   Net Assets ..................................................................    $ 283,544,317
==================================================================================================
Class I:
   Net Asset Value, Offering and Redemption Price Per Share --
   Institutional Shares ($272,805,440 / 25,438,619 shares) .....................    $       10.72
==================================================================================================
Class II:
   Net Asset Value, Offering and Redemption Price Per Share --
   Retail Shares ($10,738,877 / 1,002,784 shares) ..............................    $       10.71
==================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2007 (UNAUDITED)

                                                                                       UNITED
                                                                                     ASSOCIATION
                                                                                    S&P 500 INDEX
                                                                                        FUND
---------------------------------------------------------------------------------------------------
Investment Income:
   Dividends ...................................................................     $ 3,083,440
   Dividend from Affiliated Investment .........................................          12,792
   Interest on Cash Held at Broker for Futures Collateral ......................              12
-------------------------------------------------------------------------------------------------
   Total Income ................................................................       3,096,244
-------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ....................................................         143,992
   Administration Fees .........................................................          30,312
   Custodian Fees ..............................................................           7,580
   Trustees' Fees ..............................................................           4,092
   Distribution Fees -- Class II ...............................................           2,572
   Transfer Agent Fees .........................................................          38,453
   Professional Fees ...........................................................          29,244
   Printing Fees ...............................................................          16,973
   Registration Fees ...........................................................           9,637
   Chief Compliance Officer Fees ...............................................           4,864
   Other Expenses ..............................................................          10,452
-------------------------------------------------------------------------------------------------
   Total Expenses ..............................................................         298,171
   Less: Investment Advisory Fees Waived .......................................         (47,925)
-------------------------------------------------------------------------------------------------
   Net Expenses ................................................................         250,246
-------------------------------------------------------------------------------------------------
   Net Investment Income .......................................................       2,845,998
-------------------------------------------------------------------------------------------------
   Realized and Unrealized Gain:
   Net Realized Gain on Investments ............................................      18,223,999
   Net Realized Gain on Affiliated Investment ..................................         101,144
   Net Realized Gain on Futures ................................................         234,714
   Net Change in Unrealized Appreciation on Investments ........................       4,179,651
   Net Change in Depreciation on Affiliated Investment .........................        (111,267)
   Net Change in Unrealized Appreciation on Futures ............................         136,225
-------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain ............................................      22,764,466
-------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations ........................     $25,610,464
=================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        UNITED ASSOCIATION
                                                                                           S&P 500 INDEX
                                                                                                FUND
------------------------------------------------------------------------------------------------------------------
                                                                                     11/1/06-
                                                                                      4/30/07         11/1/05-
                                                                                    (UNAUDITED)       10/31/06
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------
   Net Investment Income .......................................................   $   2,845,998    $   8,528,845
   Net Realized Gain on Investments ............................................      18,325,143       58,815,383
   Net Realized Gain on Futures Contracts ......................................         234,714          567,877
   Net Change in Unrealized Appreciation on Investments ........................       4,068,384          304,993
   Net Change in Unrealized Appreciation on Futures Contracts ..................         136,225           88,507
------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................      25,610,464       68,305,605
------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
   Net Investment Income
      Class I ..................................................................      (2,926,363)      (8,505,154)
      Class II .................................................................         (96,613)        (169,573)
------------------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS FROM DIVIDENDS ...................................      (3,022,976)      (8,674,727)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
      Class I
         Issued ................................................................      22,926,946       33,172,508
         Reinvestment of Dividends .............................................       2,876,421        8,448,979
         Redeemed ..............................................................    (122,313,000)    (246,568,803)
                                                                                   -------------    -------------
         Net Class I Capital Share Transactions ................................     (96,509,633)    (204,947,316)
------------------------------------------------------------------------------------------------------------------
      Class II
         Issued ................................................................         888,497        1,914,316
         Reinvestment of Dividends .............................................          95,495          167,389
         Redeemed ..............................................................        (975,870)      (2,197,119)
                                                                                   -------------    -------------
         Net Class II Capital Share Transactions ...............................           8,122         (115,414)
------------------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..................     (96,501,511)    (205,062,730)
------------------------------------------------------------------------------------------------------------------
   TOTAL DECREASE IN NET ASSETS ................................................     (73,914,023)    (145,431,852)
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period .........................................................     357,458,340      502,890,192
   End of Period (including undistributed net investment income of
      $198,926, and $369,236, respectively) ....................................   $ 283,544,317    $ 357,458,340
==================================================================================================================
SHARE TRANSACTIONS:
      Class I
         Issued ................................................................       2,242,860        3,626,712
         Reinvestment of Distributions .........................................         279,611          908,996
         Redeemed ..............................................................     (11,920,077)     (26,269,655)
                                                                                   -------------    -------------
         Net Decrease in Shares Outstanding from Share Transactions ............      (9,397,606)     (21,733,947)
------------------------------------------------------------------------------------------------------------------
      Class II
         Issued ................................................................          86,040          205,515
         In Lieu of Cash Distributions .........................................           9,294           17,998
         Redeemed ..............................................................         (94,658)        (236,059)
                                                                                   -------------    -------------
         Net Increase (Decrease) in Shares Outstanding from Share
            Transactions .......................................................             676          (12,546)
------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------
                                  Net Realized
                                      and
          Net Asset                Unrealized                Dividends  Distributions
            Value,       Net          Gains        Total     from Net      from Net        Total
          Beginning   Investment   (Losses) on     from     Investment    Realized     Dividends and
          of Period     Income     Investments  Operations    Income         Gain      Distributions
-----------------------------------------------------------------------------------------------------
UNITED ASSOCIATION S&P 500 INDEX FUND

CLASS I

2007++      $9.97    $0.10(5)       $ 0.75(5)     $ 0.85      $(0.10)     $   --          $(0.10)
----------------------------------------------------------------------------------------------------
2006         8.73     0.17(5)         1.25(5)       1.42       (0.18)         --           (0.18)
----------------------------------------------------------------------------------------------------
2005         8.21     0.18(5)(7)      0.53(5)       0.71       (0.19)         --           (0.19)
----------------------------------------------------------------------------------------------------
2004         7.63     0.13(5)         0.58(5)       0.71       (0.13)         --           (0.13)
----------------------------------------------------------------------------------------------------
2003(4)      6.66     0.06            0.97          1.03       (0.06)         --           (0.06)
----------------------------------------------------------------------------------------------------
2003(3)      7.83     0.11           (1.17)        (1.06)      (0.11)         --           (0.11)
----------------------------------------------------------------------------------------------------
2002         9.09     0.11           (1.26)        (1.15)      (0.11)      (0.00)(2)       (0.11)

CLASS II

2007++      $9.96    $0.09(5)       $ 0.76(5)     $ 0.85      $(0.10)     $   --          $(0.10)
----------------------------------------------------------------------------------------------------
2006         8.72     0.16(5)         1.25(5)       1.41       (0.17)         --           (0.17)
----------------------------------------------------------------------------------------------------
2005         8.20     0.17(5)(7)      0.53(5)       0.70       (0.18)         --           (0.18)
----------------------------------------------------------------------------------------------------
2004         7.63     0.13(5)         0.57(5)       0.70       (0.13)         --           (0.13)
----------------------------------------------------------------------------------------------------
2003(4)      6.66     0.06            0.97          1.03       (0.06)         --           (0.06)
----------------------------------------------------------------------------------------------------
2003(3)      7.82     0.11           (1.17)        (1.06)      (0.10)         --           (0.10)
----------------------------------------------------------------------------------------------------
2002         9.09     0.10           (1.26)        (1.16)      (0.11)      (0.00)(2)       (0.11)

                                                              Ratio of
                                                              Expenses
                                                             to Average
                                                             Net Assets  Ratio of Net
                                              Ratio of Net  (Excluding    Investment
           Net Asset             Net Assets     Expenses    Waivers and     Income     Portfolio
          Value, End   Total   End of Period   to Average    Fees Paid    to Average    Turnover
           of Period  Return+      (000)       Net Assets   Indirectly)   Net Assets      Rate
-------------------------------------------------------------------------------------------------
UNITED ASSOCIATION S&P 500 INDEX FUND

CLASS I

2007++      $10.72      8.56%     $272,805      0.16%         0.19%        1.88%            3%
-------------------------------------------------------------------------------------------------
2006          9.97     16.39       347,477      0.10(6)       0.13         1.80            13
-------------------------------------------------------------------------------------------------
2005          8.73      8.61       494,040      0.07(6)       0.07         2.08(7)         10
-------------------------------------------------------------------------------------------------
2004          8.21      9.39       827,157      0.06          0.07         1.62             8
-------------------------------------------------------------------------------------------------
2003(4)       7.63     15.54       602,289      0.05(1)       0.06(1)      1.71(1)          3
-------------------------------------------------------------------------------------------------
2003(3)       6.66    (13.50)      588,058      0.10          0.12         1.68            32
-------------------------------------------------------------------------------------------------
2002          7.83    (12.71)      686,601      0.10          0.12         1.28            15

CLASS II

2007++      $10.71      8.54%     $ 10,739      0.22%(1)      0.25%(1)     1.80%(1)         3%
-------------------------------------------------------------------------------------------------
2006          9.96     16.35         9,981      0.16(6)       0.18         1.74            13
-------------------------------------------------------------------------------------------------
2005          8.72      8.56         8,850      0.12(6)       0.12         1.98(7)         10
-------------------------------------------------------------------------------------------------
2004          8.20      9.20         8,388      0.11          0.11         1.58             8
-------------------------------------------------------------------------------------------------
2003(4)       7.63     15.51        15,614      0.10(1)       0.11(1)      1.66(1)          3
-------------------------------------------------------------------------------------------------
2003(3)       6.66    (13.45)       12,825      0.19          0.21         1.61            32
-------------------------------------------------------------------------------------------------
2002          7.82    (12.86)        6,220      0.15          0.22         1.24            15

  + Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total Return would have been lower had certain expenses not been waived and assumed by the Adviser and Custodian during the period.

 ++   For the six month period ended April 30, 2007 (unaudited).

(1)   Annualized.

(2)   The amount represents less than $0.01 per share.

(3) On March 10, 2003, The Advisors' Inner Circle Fund United Association S&P 500 Index Fund acquired the assets of the Financial Investors Trust United Association S&P 500 Index Fund, a series of the Financial Investors Trust Funds. The operations of the Advisors' Inner Circle Fund United Association S&P 500 Index Fund prior to the acquisition were those of the predecessor fund, the Financial Investors Trust United Association S&P 500 Index Fund.

(4) For the six month period ended October 31, 2003. The Fund changed its fiscal year end from April 30 to October 31.

(5)   Per share data calculated using the average shares method.

(6) The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, there would have been no effect on the ratio.

(7) Net investment income per share and the ratio of net investment income to average net assets includes $0.03 and 0.34%, respectively, resulting from a special dividend from Microsoft in November 2004.

Amounts designated as "--" are $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APRIL 30, 2007 (UNAUDITED)

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The investment objective of the Fund is to provide investment results that, before fund expenses, approximate the aggregate price and dividend performance of the securities included in the Standard and Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by investing in securities comprising the S&P 500 Index. The Fund is registered to offer Class I and Class II Shares. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

FUTURES CONTRACTS: The Fund invests in S&P 500 Index futures contracts. The Funds' investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APRIL 30, 2007 (UNAUDITED)

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Schedule of Investments to the extent of the contract amounts.

CLASSES: Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

ILLIQUID SECURITIES: A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

National City Bank (the "Custodian") acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund's average daily net assets, subject to minimum fees as described in the Administration Agreement. For more information on these fees please see the Fund's current prospectus and Statement of Additional Information.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Class II shares of the Fund will pay the Distributor a fee not to exceed 0.05% of the Fund's average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Allegiant Asset Management Company ("the Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Board.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APRIL 30, 2007 (UNAUDITED)

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.095% of the average daily net assets of the Fund. The Adviser had voluntarily agreed to waive 0.04% of its investment advisory fee but, effective March 20, 2007, the Adviser in consultation with the Fund's Board of Trustees, determined to discontinue the voluntary waiver.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the six month period ended April 30, 2007, were as follows:

Purchases                            $  10,442,533

Sales                                  106,853,973

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund maintains an April 30th fiscal year end for tax reporting purposes. Amounts disclosed in the Fund's fiscal year ended October 31, 2006 financial statements, with respect to Federal income tax disclosure, are based on the facts as of this date and are subject to change.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and REIT reclass. Permanent book and tax basis differences, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Accordingly, the following reclassifications have been made to/from the following accounts:

                                      ACCUMULATED
                     NET INVESTMENT   NET REALIZED
                         INCOME           LOSS
                     --------------   ------------
                         $6,668         $(6,668)

The tax character of dividends and distributions paid during the years noted below were as follows:

                            ORDINARY
                             INCOME        TOTAL
                           ----------   ----------
                2007       $3,022,976   $3,022,976
                2006        8,674,727    8,674,727

As of April 30, 2007, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income      $     202,056
Capital Loss Carryforwards          (108,357,120)
Unrealized Appreciation               16,871,177
Other Temporary Differences             (133,165)
                                   -------------
Total Accumulated Losses           $ (91,417,052)
                                   =============

Post-October losses represent losses realized on investment transactions from November 1, 2006 through April 30, 2007, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of April 30, 2007, the Fund had the following capital loss carryforwards:

                                                 TOTAL CAPITAL
        EXPIRES        EXPIRES       EXPIRES          LOSS
         2011           2012          2013        CARRYFORWARD
       -----------   -----------   -----------   -------------
       $26,246,931   $61,923,586   $20,186,603   $108,357,120

During the year ended April 30, 2007, the Fund utilized $58,085,816 of Capital Loss Carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at April 30, 2007, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2007, were as follows:

          FEDERAL     APPRECIATED    DEPRECIATED   NET UNREALIZED
         TAX COST      SECURITIES    SECURITIES     APPRECIATION
       ------------   -----------   ------------   --------------
       $266,039,550   $66,260,338   $(49,389,161)   $16,871,177

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APRIL 30, 2007 (UNAUDITED)

8. OTHER:

At April 30, 2007, 11% of total Class I shares were held by one record Shareholder and 37% of the total Class II Shares were held by six record Shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until April 30, 2008. As of April 30, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
APRIL 30, 2007

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

      You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------------------------------
                                                     BEGINNING      ENDING                      EXPENSES
                                                      ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                                                       VALUE         VALUE         EXPENSE       DURING
                                                      11/1/06       4/30/07         RATIOS       PERIOD*
--------------------------------------------------------------------------------------------------------
United Association S&P 500 Index Fund -- Class I
--------------------------------------------------------------------------------------------------------
   Actual Fund Return                                $1,000.00     $1,085.60        0.16%        $0.83
   Hypothetical 5% Return                             1,000.00      1,024.00        0.16          0.80
--------------------------------------------------------------------------------------------------------
United Association S&P 500 Index Fund -- Class II
--------------------------------------------------------------------------------------------------------
   Actual Fund Return                                $1,000.00     $1,085.40        0.22%        $1.14
   Hypothetical 5% Return                             1,000.00      1,023.70        0.22          1.10

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------
APRIL 30, 2007 (UNAUDITED)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 20-21, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Fund and the Adviser's investment management personnel. They then reviewed the Adviser's assets under management, tracking error over the past year, and representative clients, noting that the Fund is offered exclusively to the United Association of Plumbers and Pipefitters (the "UA") and its members. The representatives also discussed the low commission rates charged for executed trades and confirmed that no soft dollars are used to purchase research for the Fund. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. Based on this information, the Board concluded that the Fund's performance was highly correlated with the performance of the target index.

--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------
APRIL 30, 2007 (UNAUDITED)

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, and fee waivers that the Adviser had made over the period, the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund and concluded that such profit was not excessive when considered in the context of current Fund asset levels, the overall expense ratio of the Fund and the favorable performance achieved by the Adviser. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations and appeared reasonable in light of the services rendered and was comparable to those of comparable mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, and concluded that such economies of scale had not yet been achieved.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
APRIL 30, 2007 (UNAUDITED)

For shareholders that do not have an April 30, 2007 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the tax year ended April 30, 2007, each portfolio is designating the following items with regard to distributions paid during the year.

                                                QUALIFYING
 LONG TERM       ORDINARY                       FOR CORPORATE   QUALIFYING      U.S.         QUALIFIED      QUALIFIED
CAPITAL GAIN      INCOME          TOTAL        DIVIDENDS REC.    DIVIDEND     GOVERNMENT     INTEREST      SHORT-TERM
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)   INCOME (2)   INTEREST (3)   INCOME (4)   CAPITAL GAIN (5)
------------   -------------   -------------   --------------   ----------   ------------   ----------   ----------------
  0.00%           100.00%         100.00%          98.71%         99.08%        0.00%         0.00%           0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshhold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

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                                       21

                                     NOTES
--------------------------------------------------------------------------------

                                      NOTES
--------------------------------------------------------------------------------

                                      NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT  ADVISER:

Allegiant Asset
Management Company
200 Public Square, 5th Floor
Cleveland, OH 44114

ADMINISTRATOR:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:

Morgan, Lewis & Bockius LLP
1111  Pennsylvania  Ave., N.W.
Washington, DC 20036

CUSTODIAN:

National City Bank
200 Public Square, 5th Floor
Cleveland, OH 44114

UAF-SA-001-0400

--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.